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                                                Filed Pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 033-86642



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2008
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The following replaces the first sentence under subsection "Maximum Issue Age"
located in the "Purchasing a Variable Annuity" section of the prospectus:

"We will not issue a contract to anyone age 86 or older on the contract issue date."





Dated:  January 12, 2009







                Please keep this Supplement with your Prospectus



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